Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	March 31,	December 31,
	2022	2021
Building	$3,045,976	$3,037,848
Operating equipment	2,989,606	2,981,424
Vehicle	89,372	89,134
Office equipment	100,912	100,851
Apple Orchard	1,113,038	1,110,067
Construction in progress	3,133,542	3,125,180
	10,472,446	10,444,504
Less: Accumulated depreciation	(3,394,965)	(3,250,242)
	$7,077,481	$7,194,262

	December 31,	December 31,
	2021	2020
Building	$3,037,848	$2,949,493
Operating equipment	2,981,424	2,758,704
Vehicle	89,134	86,828
Office equipment	100,851	26,783
Apple Orchard	1,110,067	1,041,377
Construction in progress	3,125,180	1,829,057
	10,444,504	8,692,242
Less: Accumulated depreciation	(3,250,242)	(2,425,499)
	$7,194,262	$6,266,743